Minimum Future Rentals on Non-Cancelable Operating Leases (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Schedule of Operating Leases [Line Items]
2016	¥ 18,774
2017	9,120
2018	6,614
2019	5,786
2020	5,499
Thereafter	40,115
Total	¥ 85,908